25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2019
Financial Instruments And Risks Management
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

25           FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

25.1     Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy. The Risk Policy was approved by the Board of Directors on December 19, 2019, is valid for one year and is available at the Company’s website.

The Company’s risk management strategy, guided by the Risk Policy, has as main objectives:

»   To protect operating and financial results of Company, as well its shareholders’ equity from adverse changes in the prices market, specially commodities, foreign exchange and interests;

»   To protect the Company against the counterparty risks in existing financial operations, as well as establish guidelines for liquidity support necessary to the Company fulfil its financial undertakings;

»   To protect the cash of Company against prices volatilities, adverse conditions in the markets in which the Company acts and adverse conditions in its production chain.

The Risk Policy defines the governance of the bodies responsible for the execution, tracking and approval of the risk management strategies, as well as the limits and instruments can be used.

25.2     Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents.

 i.                Credit risk in accounts receivable

The credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk. However, the Company chooses to complement the risk management by contracting insurance policies for specific markets. The impairment of these financial assets is carried out based on expected credit losses.

ii.                Counterparty credit risk

The credit risk associated with marketable securities, cash and cash equivalents and derivative instruments in general is directed to counterparties with Investment Grade ratings. The maintenance of assets with counterparty risk is constantly assessed according to credit ratings and the Company’s portfolio concentration, aligned with the applicable impairment requisites.

On December 31, 2019, the Company held financial investments over R$100,000 at the following financial institutions: Banco Bradesco, Banco BIC, Banco BNP Paribas, Banco do Brasil, Banco Itaú, Banco Santander, Citibank, HSBC and J.P. Morgan Chase Bank.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco Itaú, Banco Santander, Banco Votorantim, Bank of America Merrill Lynch, Citibank, Deutsche Bank, ING Bank, Morgan Stanley and Rabobank.

25.3     Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical volatility scenarios of results as well as simulations of sectorial and systemic crisis. It is grounded on allowing resilience in scenarios of capital restriction.

The ideal capital structure definition at BRF is essentially associated to: (i) strong cash position as a tolerance factor to liquidity shocks, which includes minimum cash analysis; (ii) net indebtedness; (iii) maximization of the capital opportunity cost.

As guideline, the gross debt must be concentrated in the long term. On December 31, 2019, the long term consolidated gross debt represented 82.5% (78.7% as of December 31, 2018) of the total gross indebtedness, which has an average term higher than four years.

The Company monitors the gross debt and net debt as set forth below:

	12.31.19			12.31.18
	Current	Non-current	Total	Total
Foreign currency debt	(296,850)	(10,709,674)	(11,006,524)	(11,538,304)
Local currency debt	(2,835,179)	(4,778,576)	(7,613,755)	(10,627,140)
Derivative financial liabilities	(153,612)	-	(153,612)	(235,035)
Gross debt	(3,285,641)	(15,488,250)	(18,773,891)	(22,400,479)

Marketable securities and cash and cash equivalents	4,655,967	307,352	4,963,319	5,667,222
Derivative financial assets	195,324	49,991	245,315	182,339
Restricted cash	296,294	-	296,294	861,621
Net debt	1,861,944	(15,130,907)	(13,268,963)	(15,689,297)

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.19
	Book value	Contractual cash flow	2020	2021	2022	2023	2024	2025 onwards
Non derivative financial liabilities
Loans and financing	8,212,795	9,766,282	3,284,296	2,230,020	518,647	1,365,454	391,036	1,976,829
Bonds	10,407,484	13,392,884	430,835	455,397	2,354,479	1,756,083	2,371,831	6,024,259
Trade accounts payable	5,796,766	5,846,035	5,833,689	6,897	2,854	2,595	-	-
Supply chain finance	842,037	853,995	853,995	-	-	-	-	-
Lease payables	2,430,656	3,192,956	562,890	498,763	449,538	396,849	344,987	939,929

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Currency derivatives (NDF)	8,507	8,262	8,262	-	-	-	-	-
Commodities derivatives - Corn (NDF)	42,920	42,920	42,917	3	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	1,275	1,275	1,275	-	-	-	-	-
Commodities derivatives - Soybean oil (Options)	6	(216)	(216)	-	-	-	-	-
Commodities derivatives - Soybean (NDF)	3,056	3,056	3,056	-	-	-	-	-
Currency derivatives (options)	64,910	(131,009)	(131,009)	-	-	-	-	-
Commodities derivatives - Corn (Options)	53	(73)	(73)	-	-	-	-	-
Commodities derivatives - Soybean meal (Options)	999	(1,132)	(1,132)	-	-	-	-	-
Commodities derivatives (Future)	520	520	520	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	23,803	28,252	28,252	-	-	-	-	-
Currency derivatives (Future)	4,854	4,854	4,854	-	-	-	-	-
Commodities derivatives (Options)	2,712	(1,879)	(1,879)	-	-	-	-	-

For the year ended December 31, 2019, the Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly anticipated or substantially modified outside the normal course of business.

25.4     Market risk management

a.               Interest rate risk

The interest rate risk may cause economic losses to the Company resulting from volatility in interest rates that affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates in order to evaluate any need to enter into hedging transactions to protect from the fluctuation of such rates and manage the mismatch between its financial investments and debts.

The indebtedness is essentially linked to the fixed coupon (R$, USD and EUR), Interbank Deposit Certificate (“CDI”), Broad Consumer Price Index (“IPCA”) and London Interbank Offered Rate (“LIBOR”). In situations of adverse market changes that result in an increase in these rates, the cost of floating-rate debt rises and on the other hand, the cost of fixed-rate debt decreases in relative terms.

Regarding the marketable securities, the Company holds, mainly, instruments indexed by the CDI for investments in Brazil and fixed coupon in USD for investments in the foreign market.

The Company’s exposure to interest rates can be assessed in notes 5 and 16.

b.              Foreign exchange risk

Foreign exchange risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i.                    Statement of financial position exposure

The Risk Policy regarding statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the statement of income are as follows, summarized in Brazilian Reais:

	12.31.19	12.31.18

Cash and cash equivalents	329,630	127,266
Trade accounts receivable	32,353	65,820
Trade accounts payable	(2,057,053)	(861,341)
Loans and financing	(7,862,992)	(7,347,953)
Derivative financial instruments (hedge)	1,734,517	5,209,168
Investments, net	7,424,196	2,571,870
Other assets and liabilities, net	146	376

Exposure in result	(399,203)	(234,794)

The investments, net line item is comprised of natural hedges derived from assets and liabilities of foreign subsidiaries with Brazilian Reais as functional currency.

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.19	12.31.18

Argentinian Peso (ARS)	(13,236)	186,538
Euros (EUR)	23,624	(389,412)
Pound Sterling (GBP)	6,949	(71,314)
Yen (JPY)	(17,285)	4,041
Rubles (RUB)	2,780	91,720
Turkish Liras (TRY)	(418,576)	(348,639)
U.S. Dollars (USD)	16,541	292,272
Total	(399,203)	(234,794)

The derivative financial instruments hired to hedge the foreign currency statement of financial position exposure on December 31, 2019 are not designated as hedge accounting and are set forth below:

12.31.19
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2020	EUR	225,000	4.5653	(5,069)
Non-deliverable forward	USD	BRL	1st Qtr. 2020	USD	385,000	4.0791	(17,965)
Collar	BRL	USD	4th Qtr. 2020	USD	15,000	4.1495	393
Futures - B3	USD	BRL	1st Qtr. 2020	USD	194,500	4.0224	(4,854)
Currency swap	100.00% CDI+1,43%	USD+4.24% p.a.	3rd Qtr. 2028	BRL	1,601,096	-	49,827
Non-deliverable forward	EUR	JPY	1st Qtr. 2020	EUR	20,487	122.0298	9
Non-deliverable forward	EUR	USD	1st Qtr. 2020	EUR	35,000	1.1209	758
Non-deliverable forward	EUR	RUB	1st Qtr. 2020	EUR	21,092	71.1157	(769)
Collar	TRY	USD	1st Qtr. 2020	USD	50,000	6.1805	(304)

Total							22,026

ii.                    Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The derivative and non-derivative financial instruments designated as cash flow hedges for FX operating exposure on December 31, 2019 are set forth below:

12.31.19
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value

Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2020	USD	218,000	4.1141	19,009
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2020	USD	27,000	4.1032	1,631
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2020	USD	22,000	4.1485	1,893
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2020	USD	9,000	4.1090	308
Collar	USD Exports	BRL	USD	1st Qtr. 2020	USD	343,000	4.0711	9,114
Collar	USD Exports	BRL	USD	2nd Qtr. 2020	USD	326,000	4.0775	8,987
Collar	USD Exports	BRL	USD	3rd Qtr. 2020	USD	242,000	4.1973	22,299
Collar	USD Exports	BRL	USD	4th Qtr. 2020	USD	154,000	4.2046	12,923

								76,164

12.31.19
Cash flow hedge - Non-derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value (1)

Bond BRF SA BRFSBZ5	USD Exports	-	USD	2nd Qtr. 2022	USD	109,312	2.0213	(278,077)
Bond BRF SA BRFSBZ3	USD Exports	-	USD	2nd Qtr. 2023	USD	150,000	2.0387	(298,800)

								(576,877)

(1)    Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

 iii.                Investments exposure

The Company owns investments abroad in functional currencies different than the Brazilian Real, which generates currency exposure that affects directly the Company’s Shareholders’ Equity, in Other Comprehensive Income.

On August 1st, 2019 the Company started to use the net investment hedge accounting strategy to reduce this exposure. The non-derivative financial instruments designated as instruments for net investment hedge on December 31, 2019 are set forth below:

12.31.19
Net investment hedge - Non-derivative instruments	Protection (Investment)	Asset	Liability	Maturity	Notional		Rate	Fair value (1)

Bond - BRF SA BRFSBZ4	Federal Foods LLC	-	USD	3rd Qtr. 2026	USD	77,018	3.7649	(20,467)
Bond - BRF SA BRFSBZ4	BRF Al Yasra Food	-	USD	3rd Qtr. 2026	USD	107,918	3.7649	(29,126)
Bond - BRF SA BRFSBZ4	Al Khan Foodstuff LLC	-	USD	3rd Qtr. 2026	USD	65,064	3.7649	(17,225)

								(66,818)

(1) Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

c.               Commodities price risk

In the ordinary course of business, the Company purchases commodities, mainly corn, soybean, soybean meal and soybean oil, individual components of the production costs.

Corn and soy prices are subject to volatility resulting from weather conditions, harvest productivity, transport and warehouse costs, government agricultural policies, FX rates and international market prices, among other factors.

The Risk Policy establishes coverage limits to the flow of purchases of corn and soy with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2019 are set forth below:

12.31.19
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (USD/Ton)	Fair value

Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2020	27,950	ton	121.64	(532)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2020	87,915	ton	121.67	400
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2020	54,985	ton	123.25	64
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2020	29,937	ton	125.42	(339)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2020	249,821	ton	178.06	(25,584)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2020	119,893	ton	183.32	(13,290)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2020	20,067	ton	147.63	395
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2020	4,001	ton	683.76	1,335
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2020	4,001	ton	690.65	1,354
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2020	2,001	ton	698.37	663
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2020	1,000	ton	701.29	334
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2020	3,990	ton	651.07	1,489

							(33,711)

12.31.19
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (USD/Ton)	Fair value

Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2020	2,000	ton	345.91	(42)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	2nd Qtr. 2020	1,994	ton	337.03	(184)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	3rd Qtr. 2020	18,486	ton	335.97	(1,770)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	4th Qtr. 2020	12,492	ton	338.57	(1,060)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2020	624,044	ton	161.03	8,915
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2020	273,456	ton	157.78	(98)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2020	205,762	ton	159.03	474
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2021	6,515	ton	161.78	(3)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2020	244,944	ton	153.54	4,361
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2020	23,193	ton	758.22	(224)
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2020	24,543	ton	735.57	(225)
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2020	15,822	ton	658.66	(71)

							10,073

12.31.19
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Average rate	Fair value

Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2020	USD	38,300	4.0255	(25)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2020	USD	101,140	4.1265	7,885
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2020	USD	49,362	4.1820	5,652
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2020	USD	36,951	4.1840	3,473
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2021	USD	1,054	4.2682	163

								17,148

d.              Stock price risk

On August 16, 2017, the Company sold shares held in treasury and entered into a Total Return Swap instrument in equivalent amount, settled on February 05, 2019. By this instrument, the Company had the right to receive or pay the variation on the stock price (BRFS3) in exchange for the payment of interest indexed to CDI. On December 31, 2019, the only stock price risks existing in the Company are related to the investments in shares of Cofco (note 5).

25.5     Hedge accounting

25.5.1       Designated relations

The Company applies hedge accounting rules for derivative and non-derivative financial instruments that qualify as cash flow hedge, fair value hedge and net investment hedge in accordance with the Risk Policy determinations. The hedge index, which represents the proportion of the object hedged by the instrument, is determined for each relation according to the dynamic of the risks of the object and of the instrument.

The hedge accounting relationships formally designated on December 31, 2019 as well its effects are demonstrated below:

 i.                Cash flow hedge accounting – exports in foreign currencies

The future exports in foreign currencies are highly probable and qualify as hedged object since the Company expects to keep its sales in foreign currencies for future periods, based on sales already committed and historical exports.

The derivative and non-derivative financial instruments used for hedging (note 25.4.b.ii) have a direct economic relation with the objects risk, since both transactions are in the same currency. The main source of ineffectiveness in this relationship is the possible mismatch between maturity of the instruments and the dates of the sales. However, this mismatch is limited within the month of designation and it is not expected to compromise the hedge relationship.

ii.                Cash flow hedge – commodities

The future commodities purchases are highly probable and qualify as hedge object as far as these inputs are essential for the productive process of the Company. The exposure consists of purchases already committed and of historical purchase volumes.

The derivative instruments used as hedge (note 25.4.c) have a strong economic relation with the objects risk, since the purchase prices negotiated with the suppliers are indexed to the same prices used as coverage. The main source of ineffectiveness is the seasonality, which in atypical situations may delay or anticipate the orders. It is not expected that this ineffectiveness may compromise the hedge relation.

 iii.            Fair value hedge – commodities

The Company has agreements with suppliers for future purchases at fixed prices. These agreements are firm commitments, which the company designates as fair value hedge objects.

The derivative instruments used as hedge (note 25.4.c) have a strong economic relation with the objects risk, since the purchase prices negotiated with the suppliers are indexed to the same prices used as coverage. There are no relevant sources of ineffectiveness that may compromise the hedge relation.

25.5.2     Gains and losses with hedge accounting instruments

The rollforward of fair value designated as hedge accounting is set forth below:

12.31.19
	Cash flow hedge				Fair value hedge	Net investment hedge
	Interest	Foreign exchange		Commodities	Commodities	Foreign exchange
	Derivatives	Derivatives	Non-derivatives	Derivatives	Derivatives	Non-derivatives	Total

Fair value on 12.31.18 - Restated	(82)	21,483	(662,732)	(9,144)	17,920	-	(632,555)

Settlement	34	35,758	123,962	37,930	(865)	-	196,819
Inventories	-	-	-	2,839	(6,510)	-	(3,671)
Other comprehensive income	3	53,349	23,328	(18,324)	-	(66,818)	(8,462)
Operating result - income	-	(18,215)	-	-	-	-	(18,215)
Operating result - cost	-	-	-	(47,012)	16,676	-	(30,336)
Financial result	45	(16,211)	(61,435)	-	-	-	(77,601)

Fair value on 12.31.19	-	76,164	(576,877)	(33,711)	27,221	(66,818)	(574,021)

25.6     Derivative Financial Instruments

Summarized financial position of derivative financial instruments:

	12.31.19	12.31.18

Asset
Designated as hedge accounting
Currency derivatives	166,729	118,191
Commodities derivatives	25,191	22,761
Not designated as hedge accounting
Currency derivatives	53,395	41,387
	245,315	182,339

Current assets	195,324	182,339
Non-current assets	49,991	-

Liabilities
Designated as hedge accounting
Currency derivatives	(73,417)	(96,789)
Commodities derivatives	(48,829)	(13,985)
Not designated as hedge accounting
Currency derivatives	(31,369)	(25,107)
Stock price derivatives	-	(99,154)
	(153,615)	(235,035)

Current liabilities	(153,612)	(235,035)
Non-current liabilities	(3)	-

25.7     Sensitivity analysis

The Management understands that the most relevant risks that may affect the Company’s results are the volatility of commodities prices and foreign exchange rates. Currently the fluctuation of the interest rates does not affect significantly the Company’s results since Management has chosen to keep at fixed rates a considerable portion of its debts.

The scenarios below present the possible impacts of the financial instruments considering situations of increase and decrease in the selected risk factors. The amounts of exports used correspond to the notional amount of the financial instruments designated for hedge accounting.

The information used in the preparation of the analysis is based on the position as of December 31, 2019, which has been described in the items above. The future results may diverge significantly of the estimated values if the reality presents different than the considered premises. Positive values indicate gains and negative values indicate losses.

Parity - R$ x USD		4.0307	3.6276	3.0230	5.0384	6.0461
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	46,325	248,991	552,991	(460,341)	(967,007)
Options - currencies	Devaluation of R$	52,954	428,644	1,072,548	(880,094)	(1,953,268)
Bonds	Devaluation of R$	(518,452)	(413,931)	(257,149)	(779,754)	(1,041,056)
Exports (object)	Appreciation of R$	442,051	(149,406)	(1,116,964)	1,914,520	3,527,114
Cost (object)	Appreciation of R$	(22,878)	(114,298)	(251,426)	205,669	434,217
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(18,635)	(173,817)	(406,590)	369,319	757,274
Options - currencies	Devaluation of R$	-	5,886	14,955	(11,391)	(26,506)
Future purchase - B3	Appreciation of R$	1,605	(76,792)	(194,388)	197,598	393,591
Net effect		(17,030)	(244,723)	(586,023)	555,526	1,124,359

Parity - R$ x EUR		4.5305	4.0775	3.3979	5.6631	6.7958
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Not designated as hedge accouting
NDF - Purchase EUR x USD	Appreciation of EUR	442	(15,415)	(39,200)	40,083	79,725
NDF - Purchase EUR x RUB	Appreciation of EUR	(1,764)	(11,323)	(25,660)	22,132	46,028
NDF - Purchase	Appreciation of R$	(7,825)	(109,762)	(262,666)	247,015	501,856
Net effect		(9,147)	(136,500)	(327,526)	309,230	627,609

Price parity CBOT - Corn - USD/Ton		156.76	141.08	117.57	195.95	235.14
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	13,878	83,998	189,178	(161,423)	(336,723)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	(34,285)	(57,645)	(92,685)	24,115	82,515
Put	Increase in the price of corn	(875)	(15,946)	(38,552)	-	-
Corn options	Decrease in the price of corn	-	-	(1,718)	2,975	6,118
Cost (object)	Increase in the price of corn	21,282	(10,407)	(56,223)	134,333	248,090
Net effect		-	-	-	-	-

Price parity CBOT - Soybean meal - USD/Ton		122.14	109.93	91.61	152.68	183.21
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(24)	(8,435)	(21,052)	21,004	42,032
Soybean meal options	Decrease in the price of soybean meal	-	(2,656)	(8,912)	7,573	18,000
Cost (object)	Increase in the price of soybean meal	24	11,091	29,964	(28,577)	(60,032)
Net effect		-	-	-	-	-

Price parity CBOT - Soybean - USD/Ton		359.21	323.29	269.41	449.01	538.81
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean sale	Increase in the price of soybean	(3,056)	2,007	9,603	(15,715)	(28,373)
Cost (object)	Increase in the price of soybean	3,056	(2,007)	(9,603)	15,715	28,373
Net effect		-	-	-	-	-

Price parity CBOT - Soybean oil - USD/Ton		773.62	696.26	580.22	967.03	1,160.43
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean oil purchase	Decrease in the price of soybean oil	3,686	255	(4,892)	12,263	20,840
Soybean oil options	Decrease in the price of soybean oil	-	252	(745)	4,562	7,657
Cost (object)	Increase in the price of soybean oil	(3,686)	(507)	5,637	(16,825)	(28,497)
Net effect		-	-	-	-	-

25.8     Financial instruments by category

	12.31.19
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	2,289,787	-	-	-	2,289,787
Cash equivalents	-	-	-	1,947,998	1,947,998
Marketable securities	265,783	26,678	19,285	413,788	725,534
Restricted cash	296,294	-	-	-	296,294
Trade accounts receivable	2,811,902	-	-	225,941	3,037,843
Other receivables	123,877	-	-	-	123,877
Derivatives not designated	-	-	-	53,395	53,395
Derivatives designated as hedge accounting (1)	-	-	-	191,920	191,920

Liabilities
Trade accounts payable	(5,796,766)	-	-	-	(5,796,766)
Supply chain finance	(842,037)	-	-	-	(842,037)
Loans and financing (2)	(18,620,279)	-	-	-	(18,620,279)
Derivatives not designated	-	-	-	(31,369)	(31,369)
Derivatives designated as hedge accounting (1)	-	-	-	(122,246)	(122,246)
	(19,471,439)	26,678	19,285	2,679,427	(16,746,049)

(1)          All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.

(2)          All loans and financing are measured at amortized cost. Those designated as hedge accounting have their gains and losses also affecting shareholders’ equity.

	12.31.18
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	722,838	-	-	-	722,838
Cash equivalents	-	-	-	4,146,724	4,146,724
Marketable securities	331,395	139,469	16,398	310,398	797,660
Restricted cash	861,621	-	-	-	861,621
Trade accounts receivable	2,409,667	-	-	203,224	2,612,891
Other receivables	204,072	-	-	-	204,072
Derivatives not designated	-	-	-	41,387	41,387
Derivatives designated as hedge accounting	-	-	-	140,952	140,952

Liabilities
Trade accounts payable - Restated	(5,500,008)	-	-	-	(5,500,008)
Supply chain finance	(875,300)	-	-	-	(875,300)
Loans and financing	(22,165,444)	-	-	-	(22,165,444)
Derivatives not designated	-	-	-	(124,261)	(124,261)
Derivatives designated as hedge accounting	-	-	-	(110,774)	(110,774)
	(24,011,159)	139,469	16,398	4,607,650	(19,247,642)

25.9     Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»   Level 1 – Uses prices quoted (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, credit linked notes, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;

»   Level 2 – Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates; and

»   Level 3 – Instruments whose significant inputs are non-observable. The Company does not have financial instruments in this classification.

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the year ended on December 31, 2019, there were no changes between the 3 levels of hierarchy.

	12.31.19			12.31.18
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Credit linked notes	19,285	-	19,285	16,398	-	16,398
Stocks	26,678	-	26,678	139,469	-	139,469
Fair value through profit and loss
Savings account and overnight	689,874	-	689,874	401,145	-	401,145
Term deposits	374,859	-	374,859	21,150	-	21,150
Bank deposit certificates	-	879,758	879,758	-	3,720,708	3,720,708
Financial treasury bills	396,994	-	396,994	295,699	-	295,699
Investment funds	20,301	-	20,301	3,721	-	3,721
Trade accounts receivable	-	225,941	225,941	-	203,224	203,224
Derivatives	-	245,315	245,315	-	182,339	182,339
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(153,615)	(153,615)	-	(235,035)	(235,035)
	1,527,991	1,197,399	2,725,390	877,582	3,871,236	4,748,818

Except for the items set forth below, the fair value of all other financial instruments is approximate to their book value. The fair value of the bonds set forth below is based in prices observed in active markets, level 1 of the fair value hierarchy, the debentures are based in level 2 and are measured by discounted cash flows.

		12.31.19		12.31.18
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(435,934)	(460,606)	(451,542)	(456,190)
BRF SA BRFSBZ4	2024	(2,086,169)	(2,191,726)	(2,898,940)	(2,695,884)
BRF SA BRFSBZ3	2023	(1,370,446)	(1,427,754)	(1,888,811)	(1,754,586)
BRF SA BRFSBZ2	2022	(1,492,653)	(1,559,476)	(2,248,510)	(2,189,975)
BRF SA BRFSBZ4 7/8	2030	(3,022,773)	(3,160,573)	-	-
Debentures	2030	(755,760)	(832,213)	-	-
BFF bonds
Sadia Overseas BRFSBZ7	2020	-	-	(342,958)	(349,241)
BRF GmbH bonds
BRF SA BRFSBZ4	2026	(1,999,509)	(2,101,175)	(1,915,685)	(1,702,211)
		(11,163,244)	(11,733,523)	(9,746,446)	(9,148,087)